Trust for Advised Portfolios
Supplement dated June 10, 2021
to the Statement of Additional Information
dated April 30, 2021
for the
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund

Consistent with a long-planned retirement previously communicated to the Board of Trustees of Trust for Advised Portfolios, Albert J. DiUlio, S.J. resigned from the Board of Trustees effective as of the close of business on May 19, 2021. Accordingly, all references and information pertaining to Mr. DiUlio are hereby removed.

Please retain this supplement with your Statement of Additional Information for future reference.

Trust for Advised Portfolios
Supplement dated June 10, 2021
to the Statement of Additional Information
dated April 30, 2021
for the
1919 Variable Socially Responsive Balanced Fund

Consistent with a long-planned retirement previously communicated to the Board of Trustees of Trust for Advised Portfolios, Albert J. DiUlio, S.J. resigned from the Board of Trustees effective as of the close of business on May 19, 2021. Accordingly, all references and information pertaining to Mr. DiUlio are hereby removed.

Please retain this supplement with your Statement of Additional Information for future reference.